Goodwill and intangible assets - Summary of Estimated Annual Amortization Expense (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 53.8
2019	48.0
2020	43.3
2021	39.3
2022	$ 31.6